Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	28,736,000	28,630,000
Common Stock, Shares, Issued	28,736,000	28,630,000